Acquisition of Businesses (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule Of Non-Significant Business Acquisitions
During fiscal years 2017 and 2015, the Company acquired certain franchised restaurants in certain territories. No acquisitions of franchised restaurant were made during fiscal year 2016. Presented below is supplemental information about these acquisitions:

Other acquisitions (continued)

Purchases of restaurant businesses:	2017	2016	2015
Property and equipment	$429	$—	$936
Identifiable intangible assets	5,346	—	853
Goodwill	200	—	1,621
Assumed debt	—	—	(206)
Gain on purchase of franchised restaurants	(4,808)	—	—
Purchase price	1,167	—	3,204
Restaurants sold in exchange	(261)	—	—
Settlement of franchise receivables	(36)	—	(2,113)
Net cash paid at acquisition date	$870	$—	$1,091